Business Combinations - Additional Information (Detail) - CAD		1 Months Ended	12 Months Ended
	Nov. 06, 2015	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2015	Jun. 30, 2015	Aug. 29, 2014
Business Acquisition [Line Items]
Goodwill			CAD 163,000,000	CAD 173,000,000
Value of common shares subscribed			CAD 2,600,000,000
Hydro One Telecom spin-off [Member]
Business Acquisition [Line Items]
Transfer of common shares	CAD (17,000,000)
Total debt receivable	(21,000,000)
Return of stated capital	(38,000,000)
Municipal Billing Services Inc [Member]
Business Acquisition [Line Items]
Return of stated capital	CAD (3,000,000)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Hydro One Brampton Networks Inc. spin-off [Member]
Business Acquisition [Line Items]
Number of common shares subscribed by Hydro One Inc., shares		357
Value of common shares subscribed		CAD 53,000,000
Long-term intercompany debt aggregate principal amount		193,000,000
Accrued interest		3,000,000
Goodwill		60,000,000
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Hydro One Brampton Networks Inc. spin-off [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Return of stated capital		CAD (196,000,000)
Acquisition of Woodstock Hydro [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired					100.00%
Date of acquisition agreement			Oct. 31, 2015
Purchase price of acquisition					CAD 32,000,000
Goodwill			CAD 17,000,000
Goodwill expected tax deductible amount			0
Revenues			12,000,000
Net income			CAD 2,000,000
Acquisition of Haldimand Hydro [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired						100.00%
Date of acquisition agreement			Jun. 30, 2015
Purchase price of acquisition						CAD 73,000,000
Goodwill			CAD 33,000,000
Revenues			32,000,000
Net income			6,000,000
Norfolk Power [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired							100.00%
Date of acquisition agreement				Aug. 29, 2014
Purchase price of acquisition							CAD 68,000,000
Goodwill				CAD 40,000,000
Goodwill expected tax deductible amount			CAD 0
Revenues				18,000,000
Norfolk Power [Member] | Maximum [Member]
Business Acquisition [Line Items]
Net income				CAD 1,000,000